Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: October 12, 2021

Payment Date	10/15/2021
Collection Period Start	9/1/2021
Collection Period End	9/30/2021
Interest Period Start	9/15/2021
Interest Period End	10/14/2021

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$9,481,642.68	$9,481,642.68	$—	—	Jun-23
Class A-3 Notes	$441,000,000.00	$18,513,257.67	$422,486,742.33	0.958020	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$613,965,642.68	$27,994,900.35	$585,970,742.33

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$617,356,853.27	$589,361,952.92	0.434478
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$617,356,853.27	$589,361,952.92
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$9,481,642.68	1.64000%	30/360	$12,958.24
Class A-3 Notes	$441,000,000.00	1.60000%	30/360	$588,000.00
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$613,965,642.68			$835,571.13

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$617,356,853.27	$589,361,952.92
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$617,356,853.27	$589,361,952.92
Number of Receivable Outstanding	44,811	43,838
Weight Average Contract Rate	4.58%	4.58%
Weighted Average Remaining Term (months)	42	41

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,380,524.15
Principal Collections	$27,908,834.43
Liquidation Proceeds	$25,329.15
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$30,314,687.73
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$30,314,687.73

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$514,464.04	$514,464.04	$—	$—	$29,800,223.69
Interest - Class A-1 Notes	$—	$—	$—	$—	$29,800,223.69
Interest - Class A-2 Notes	$12,958.24	$12,958.24	$—	$—	$29,787,265.45
Interest - Class A-3 Notes	$588,000.00	$588,000.00	$—	$—	$29,199,265.45
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$29,032,475.70
First Allocation of Principal	$—	$—	$—	$—	$29,032,475.70
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$29,012,241.24
Second Allocation of Principal	$—	$—	$—	$—	$29,012,241.24
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$28,989,858.99
Third Allocation of Principal	$11,039,689.76	$11,039,689.76	$—	$—	$17,950,169.23
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,924,962.80
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,360,962.80
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,360,962.80
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$969,752.21
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$969,752.21
Remaining Funds to Certificates	$969,752.21	$969,752.21	$—	$—	$—
Total	$30,314,687.73	$30,314,687.73	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$617,356,853.27	$589,361,952.92
Note Balance	$613,965,642.68	$585,970,742.33
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	7	$86,065.92
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	53	$25,329.15
Monthly Net Losses (Liquidation Proceeds)			$60,736.77
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			(0.03)%
Preceding Collection Period			(0.06)%
Current Collection Period			0.12%
Four-Month Average Net Loss Ratio			0.02%
Cumulative Net Losses for All Periods			$1,223,374.75
Cumulative Net Loss Ratio			0.09%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.16%	63	$928,756.42
60-89 Days Delinquent	0.04%	14	$230,450.47
90-119 Days Delinquent	0.02%	7	$129,652.34
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.22%	84	$1,288,859.23

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	6	$131,230.40
Total Repossessed Inventory	8	$158,967.56

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	21	$360,102.81
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.04%
Second Preceding Collection Period		0.05%
Preceding Collection Period		0.06%
Current Collection Period		0.06%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2021:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.81	0.14%	45	0.10%